ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net cash used in operating activities	$ (19,426)	$ 71,104	$ (19,673)
Cash flows from investing activities
Redemption of short-term investment	1,585	(99)	15,633
Redemption of time deposits	(248)	11,118	(11,039)
Acquisition of subsidiaries	(5,161)	(7,742)	(10,007)
Net cash used in investing activities	(987)	(3,977)	(22,390)
Cash flows from financing activities
Proceeds from exercise of share options		68	661
Repurchase of ordinary shares	(214)	(7,574)	(10,687)
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.			17,010
Net cash provided by/(used in) financing activities	(6,089)	(37,289)	24,743
Net (decrease)/increase in cash and cash equivalents and restricted cash	(26,502)	29,838	(17,320)
Parent Company | Reportable legal entities
Cash flows from operating activities
Net cash used in operating activities	(5,105)	(7,754)	(3,217)
Cash flows from investing activities
Redemption of short-term investment	1,439
Redemption of time deposits			46
Capital contribution to subsidiaries			(53)
Amount due from subsidiaries	10,601	19,656
Acquisition of subsidiaries	(5,161)	(7,742)	(4,982)
Net cash used in investing activities	6,879	11,914	(4,989)
Cash flows from financing activities
Proceeds from exercise of share options		68	661
Repurchase of ordinary shares	(214)	(7,574)	(10,687)
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.			17,010
Net cash provided by/(used in) financing activities	(214)	(7,506)	6,984
Net (decrease)/increase in cash and cash equivalents and restricted cash	$ 1,560	$ (3,346)	$ (1,222)